Equity (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share buyback program number of shares authorized to be repurchased	30,923,573	184,697,102	357,442,577
Share buyback program number of value authorized to be repurchased	$ 409	$ 2,714	$ 6,036
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	18,251,159	1,500,000
Purchase of treasury shares	$ 240	$ 22
Acquired By Wholly Owned Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	12,672,414	1,500,000
Purchase of treasury shares	$ 169	$ 22
Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	30,923,573	3,000,000
Purchase of treasury shares	$ 409	$ 44
Acquired Parent 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		93,638,352	87,779,900
Purchase of treasury shares		$ 1,378	$ 1,375
Acquired By Wholly Owned Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		88,058,750	90,847,177
Purchase of treasury shares		$ 1,292	$ 1,410
Shares Buyback Program 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		181,697,102	178,627,077
Purchase of treasury shares		$ 2,670	$ 2,785
Acquired Parent 2 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased			81,855,600
Purchase of treasury shares			$ 1,501
Acquired By Wholly Owned Subsidiaries 2 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased			96,959,900
Purchase of treasury shares			$ 1,750
Shares Buyback Program 2 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased			178,815,500
Purchase of treasury shares			$ 3,251